U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended December 30, 2011

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		EquiTrust Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kristi Rojohn
Title:	Investment Compliance VP and Asst. Secretary
Phone:	(515) 226-6028

Signature, Place and Date of Signing:

/s/Kristi Rojohn       		West Des Moines, IA	02/14/12
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	58
Form 13F Information Table Value Total:	$228,192

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


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FORM 13F

                                                                           Item 6:Inv Discretion
             Item 1:              Item 2:  Item 3:   Item 4:     Item 5:   (a)Sole(b)Share(c)ShareItem 7:Item 8:
                                   Title              Total                       as def.  Other         Voting Auth (Shares)
          Name of Issuer          of Class  Cusip    Mktvalue    Shares           Instr.V          Mgrs  (a)Sole(b)Share(c)None
AMERICAN EQUITY INVESTMENT        COM     025676206      520       50,000     x                             x
BANK OF AMERICA                   PFD     060505831    1,162       60,000     x                             x
BLACKROCK PROVIDENT T-FUND        MF      09248U718    1,820    1,819,636     x                             x
BLDRS DEV MKTS                    MF      09348R201      415       22,219     x                             x
DIAMOND HILL SMALL CAP FD - I     MF      25264S858    1,006       42,992     x                             x
ENTERGY MISSISSIPPI INC           PFD     29364N850    1,300       50,000     x                             x
FEDERATED CAP APPRECIAT-IS        COM     314172396    1,802      100,860     x                             x
FEDERATED BOND FUND               COM     31420F509    1,139      124,224     x                             x
FEDERATED TOTAL RETURN BD-IS      COM     31428Q101      335       29,696     x                             x
FRANKLIN GROWTH FUND              MF      353496839    1,813       40,613     x                             x
T ROWE PRICE INST LARGE CAP       MF      45775L200    2,999      244,651     x                             x
INTERSTATE P&L CO                 PFD     461070872    5,093      178,700     x                             x
ISHARES                           MF      464287101    1,643       28,810     x                             x
ISHARES                           MF      464287200   10,197       80,955     x                             x
ISHARES                           COM     464287226      287        2,605     x                             x
ISHARES                           MF      464287234      827       21,789     x                             x
ISHARES                           MF      464287309    1,983       29,408     x                             x
ISHARES                           MF      464287465    2,996       60,490     x                             x
ISHARES                           MF      464287473      905       20,850     x                             x
ISHARES                           MF      464287564    3,326       47,368     x                             x
ISHARES                           MF      464287598    7,708      121,417     x                             x
ISHARES                           MF      464287606    1,027       10,401     x                             x
ISHARES                           MF      464287614    2,579       44,633     x                             x
ISHARES                           MF      464287630    5,798       88,325     x                             x
ISHARES                           MF      464287648    4,525       53,725     x                             x
ISHARES                           MF      464287887    1,111       14,918     x                             x
ISHARES                           MF      464288422      697       25,307     x                             x
ISHARES                           MF      464288588      574        5,307     x                             x
ISHARES                           MF      464288869      864       19,355     x                             x
ISHARES                           MF      464288877      929       21,750     x                             x
ISHARES                           MF      464288885      978       18,800     x                             x
ISHARES                           MF      46428R107    1,006       30,492     x                             x
JP MORGAN CHASE & CO              PFD     46625HHA1    1,065        1,000     x                             x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$08   74,195   74,194,725     x                             x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$J8   21,748   21,748,335     x                             x
MERIDIAN GROWTH FUND INC          MF      589619105    2,669       64,105     x                             x
METLIFE INC                       PFD     59156R504    1,320       60,000     x                             x
NORTHERN INSTL                    MF      665278$PW      131      130,693     x                             x
NORTHERN INSTL                    MF      665278107    7,156    7,156,313     x                             x
PNC FINANCIAL SERVICES            PFD     693475AJ4    8,186        8,000     x                             x
T ROWE PRICE GROWTH STOCK FUND    MF      741479109    1,939       60,931     x                             x
PRINCIPAL FINANCIAL GROUP         PFD     74251V201    9,350      100,000     x                             x
PRINCIPAL FINANCIAL GROUP         PFD     74251V300    5,034      200,000     x                             x
STANDARD AND POORS 500 INDEX      COM     78462F103    4,084       32,545     x                             x
SOUTHERN CALIFORNIA EDISON        PFD     842400749      500        5,000     x                             x
SOUTHERN CALIFORNIA EDISON        PFD     842400756    1,499       15,000     x                             x
U S BANCORP                       PFD     902973866    1,436        2,000     x                             x
VANGUARD MEGA CAP                 MF      921910816    5,700      118,500     x                             x
VANGUARD                          MF      921943858      595       19,441     x                             x
VANGUARD WINDSOR II               MF      922018304    1,920       41,961     x                             x
VANGUARD GNMA FUND                MF      922031794      208       18,794     x                             x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042841    1,398       44,129     x                             x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042858    3,133       81,990     x                             x
VANGUARD                          MF      92206C409    1,721       22,100     x                             x
VANGUARD                          MF      92206C870    1,511       18,350     x                             x
VANGUARD                          MF      922908611      913       14,561     x                             x
WACHOVIA PFD FUNDING              PFD     92977V206      930       36,000     x                             x
WISDOMTREE INTL                   MF      97717W760      490       11,194     x                             x
                                                     228,192
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